Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 12,319	$ 13,944	$ 16,687
Interest bearing deposits with banks	3,603	5,402	29,837
Federal funds sold	641	0	75
Securities available for sale, at fair value	227,632	234,935	276,913
Securities held to maturity, at carrying value (fair value of $34,403 and $34,521, respectively)	34,077	35,495	0
Restricted securities, at cost	7,230	5,549	9,251
Loans, net of allowance for loan losses of $14,618 and $14,767, respectively	683,375	642,430	664,330
Deferred income taxes, net	15,530	18,937	10,687
Bank premises and equipment, net	21,525	21,446	21,656
Accrued interest receivable	3,762	3,893	4,223
Other real estate owned, net of valuation allowance of $108 and $254, respectively	601	800	4,747
Goodwill	15,970	15,970	15,970
Bank owned life insurance	21,432	21,158	10,678
Other assets	8,386	7,115	10,499
Total assets	1,056,083	1,027,074	1,075,553
Liabilities
Noninterest-bearing demand accounts	139,066	126,861	116,717
Interest-bearing deposits	682,460	707,601	721,656
Total deposits	821,526	834,462	838,373
Federal funds purchased and repurchase agreements	3,482	3,009	2,942
Short-term borrowings	76,760	41,940	0
Long-term borrowings		0	117,500
Trust preferred debt	10,310	10,310	10,310
Accrued interest payable	341	1,324	1,673
Other liabilities	2,904	3,080	5,044
Total liabilities	915,323	894,125	975,842
Shareholders' Equity
Common stock value	23,608	23,578	12,060
Surplus	42,706	42,697	19,521
Retained earnings	43,232	39,581	42,517
Warrant	1,481	1,481	1,481
Discount on preferred stock		0	(304)
Accumulated other comprehensive (loss) income, net	(4,747)	(8,868)	436
Total shareholders' equity	140,760	132,949	99,711
Total liabilities and shareholders' equity	1,056,083	1,027,074	1,075,553
Series A Fixed Rate Cumulative Perpetual Preferred
Shareholders' Equity
Preferred stock value	24,000	24,000	24,000
Series B Non-Voting Mandatorily Convertible Non-Cumulative Preferred
Shareholders' Equity
Preferred stock value	$ 10,480	$ 10,480	$ 0